Fees Summary	Jan. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 633,000
Previously Paid Amount	0.00
Total Fee Amount	96.91
Total Offset Amount	0.00
Net Fee	96.91
Narrative - Max Aggregate Offering Price	$ 633,000
Final Prospectus	true